Annual Total Returns - Fidelity SAI Tax-Free Bond Fund [BarChart] - 01.31 Fidelity SAI Tax-Free Bond Fund_PRO-06 - Fidelity SAI Tax-Free Bond Fund	Apr. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity SAI Tax-Free Bond Fund
Bar Chart Table:
Annual Return 2019	8.25%
Annual Return 2020	3.90%
Annual Return 2021	2.28%